As filed with the Securities and Exchange Commission on May 20, 2005
                           1933 Act File No. 33-34079
                           1940 Act File No. 811-6071
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]



                       POST-EFFECTIVE AMENDMENT NO. 53                       [X]

                                       And

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                      [X]

                              AMENDMENT NO. 66                               [X]

                           SCUDDER INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


                      One South Street, Baltimore, MD 21202
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 638-2596
                         (Registrant's Telephone Number)

                             Daniel O. Hirsch, Esq.
                                One South Street
                               Baltimore, MD 21202
                     (Name and address of agent for service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099


It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b)

__X__ on July 1, 2005 pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a)(1)

_____ on ________________pursuant to paragraph (a)(1)

_____ 75 days after filing pursuant to paragraph (a)(2)

_____ on ________________ pursuant to paragraph (a)(2) of Rule 485

__X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note
                                ----------------


This Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A for Scudder Institutional Funds is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until July 1, 2005, the effectiveness of Post-Effective Amendment No. 49, which was filed with the Commission on March 18, 2005 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A, B and C of Post-Effective Amendment No. 49 are incorporated herein by reference.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 11th day of May 2005.

                                          SCUDDER INSTITUTIONAL FUNDS

                                    By:   /s/Julian F. Sluyters
                                          ---------------------------
                                          Julian F. Sluyters
                                          Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                              TITLE                               DATE
---------                              -----                               ----


/s/Julian F. Sluyters
--------------------------------------
Julian F. Sluyters                        Chief Executive Officer          May 11, 2005

/s/Joseph R. Hardiman
--------------------------------------
Joseph R. Hardiman*                       Chairman and Trustee             May 11, 2005

/s/Paul Schubert
--------------------------------------
Paul Schubert                             Chief Financial Officer          May 11, 2005

/s/Richard R. Burt
--------------------------------------
Richard R. Burt*                          Trustee                          May 11, 2005

/s/S. Leland Dill
--------------------------------------
S. Leland Dill*                           Trustee                          May 11, 2005

/s/Martin J. Gruber
--------------------------------------
Martin J. Gruber*                         Trustee                          May 11, 2005

/s/Richard J. Herring
--------------------------------------
Richard J. Herring*                       Trustee                          May 11, 2005

/s/Graham E. Jones
--------------------------------------
Graham E. Jones*                          Trustee                          May 11, 2005

/s/Rebecca W. Rimel
--------------------------------------
Rebecca W. Rimel*                         Trustee                          May 11, 2005

/s/Philip J. Saunders, Jr.
--------------------------------------
Philip J. Saunders, Jr.*                  Trustee                          May 11, 2005

/s/William N. Searcy
--------------------------------------
William N. Searcy*                        Trustee                          May 11, 2005

/s/William N. Shiebler
--------------------------------------
William N. Shiebler*                      Trustee                          May 11, 2005

*By: /s/Caroline Pearson
     ---------------------------------
     Caroline Pearson**
     Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement, as filed on April 29, 2005.



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